DWS Enhanced Commodity Strategy Fund Investment Objectives and Goals - DWS Enhanced Commodity Strategy Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	DWS Enhanced Commodity Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund's investment objective is total return.